COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

Assets Pledged

(in millions of $)	June 30, 2019	December 31, 2018
Book value of consolidated assets pledged under ship mortgages	1,650	1,527

Of the above, $1,415.9 million relates to assets recorded as vessels and equipment (December 31, 2018: $1,424.4 million) and $234.4 million relates to assets accounted for as investments in direct financing leases (December 31, 2018: $103.1 million).

In addition, as at June 30, 2019 the Company had 11 vessels (December 31, 2018: 11 vessels) with obligations under capital lease with a total net book value of $1,305.5 million (December 31, 2018: $1,331.1 million). Of these, seven vessels with net book value of $732.5 million (December 31, 2018: $749.9 million) were recorded as vessels under capital lease and four vessels with net book value of $572.9 million (December 31, 2018: $581.2 million) were accounted for as investments in direct financing leases.

The Company and its equity-accounted subsidiaries have funded their acquisition of vessels, jack-up rigs and ultra-deepwater drilling units through a combination of equity, short-term debt and long-term debt. Providers of long-term loan facilities usually require that the loans be secured by mortgages against the assets being acquired. As at June 30, 2019, the Company ($1.5 billion) and its 100% equity-accounted subsidiaries ($645.9 million) had a combined outstanding principal indebtedness of $2.1 billion (December 31, 2018: $2.1 billion) under various credit facilities.

Other Contractual Commitments and Contingencies

The Company has arranged insurance for the legal liability risks for its shipping activities with Gard P. & I. (Bermuda) Ltd, Assuranceforeningen Skuld (Gjensidig), The Steamship Mutual Underwriting Association Limited, The Korea Shipowner’s Mutual Protection & Indemnity Association, The West of England Ship Owners Mutual Insurance Association (Luxembourg), North of England P&I Association Limited, The Standard Club Europe Ltd and The United Kingdom Mutual Steam Ship Assurance Association (Europe) Limited, all of which are mutual protection and indemnity associations. The Company is subject to calls payable to the associations based on the Company’s claims record in addition to the claims records of all other members of the associations. A contingent liability exists to the extent that the claims records of the members of the associations in the aggregate show significant deterioration, which may result in additional calls on the members.

SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries of the Company, which are accounted for using the equity method. Accordingly, their assets and liabilities are not consolidated in the Company's Consolidated Balance Sheet, but are presented on a net basis under “Investment in associated companies”. As of June 30, 2019, their combined borrowings amounted to $645.9 million (December 31, 2018: $655.2 million) and the Company guaranteed $266.1 million (December 31, 2018: $266.1 million) of this debt which is secured by first priority mortgages over the relevant rigs.

In addition, the Company has assigned all claims it may have under its secured loans to SFL Deepwater, SFL Hercules and SFL Linus, in favor of the lenders under the respective credit facilities. These loans had a net outstanding balance of $319.0 million at June 30, 2019 (December 31, 2018: $342.0 million) and are secured by second priority mortgages over each of the rigs, which have been assigned to the lenders under the respective credit facilities. The lenders under the respective credit facilities have also been granted a first priority pledge over all shares of the relevant asset owning subsidiaries.

As at June 30, 2019, the Company had committed $8.5 million towards the installation of exhaust gas cleaning systems on four of its oil tankers (December 31, 2018: $3.4 million) and $43.1 million (December 31, 2018: $0) on seven container vessels ranging in size from 8,700 to 10,600 TEU. The charter agreements for four 8,700 TEU container vessels were amended in the six months ended June 30, 2019. The revised terms of the charter include a change in daily charter hire rate, an extension to the lease term and a profit split arrangement in exchange for the Company's commitment to install the exhaust gas cleaning systems on the vessels.

In addition, as at June 30, 2019, the Company had committed $0.9 million towards the installation of ballast water treatment systems on one Suezmax tanker and one Supramax dry bulk carrier. There were no other material contractual commitments at June 30, 2019.
The Company is routinely party both as plaintiff and defendant to lawsuits in various jurisdictions under charter hire obligations arising from the operation of its vessels in the ordinary course of business. The Company believes that the resolution of such claims will not have a material adverse effect on its results of operations or financial position. The Company has not recognized any contingent gains or losses arising from the pending results of any such lawsuits.